Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	GROUP SIMEC SA DE CV
Entity Central Index Key	0000887153
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	466,643,007
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Shell Company	false